Subsequent Events - 10-K (Details) - Subsequent event	3 Months Ended
Mar. 31, 2024 shares
2024 Incentive Award Plan
Subsequent Event [Line Items]
Number of shares available for grant (in shares)	15,146,772
Shares available for issuance as compared to total shares outstanding, percent	10.25%
2024 Employee Stock Purchase Plan
Subsequent Event [Line Items]
Shares available for issuance as compared to total shares outstanding, percent	1.00%